UNITED STATES
SECURITIES AND EXCHANGE COMMINSSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Ensemble Capital Management, LLC
Address:   1350 Bayshore Highway, Suite 550
           Burlingame, CA 94010

13F File Number:  028-12081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Sean Stannard-Stockton
Title:        Principal
Phone:        650-696-1240
Signature,              Place,           and Date of Signing:
Sean Stannard-Stockton  Burlingame, CA      November 12, 2009

Report Type (Check only one):
                         [X] 13F HOLDINGS REPORT
                         [ ] 13F NOTICE
                         [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   33
Form 13F Information Table Value Total:   109470

List of Other Included Managers:

No.  13F File Number                    Name
None

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FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
Name of Issuer	             Title of Class CUSIP     (x$1000) PRN AMT PRN CALL	DSCRETN	MANAGERS  SOLE	SHARED  NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
ANADARKO PETE CORP	     COM            032511107     4912   78300 SH       SOLE              78300
APPLE INC                    COM            037833100     7531   40630 SH       SOLE              40630
BECTON DICKINSON & CO	     COM	    075887109     3631   52060 SH       SOLE              52060
BEST BUY INC                 COM            086516101      721   19215 SH       SOLE              19215
BLACKROCK INC		     COM            09247X101     3046   14050 SH       SOLE              14050
BRINKS HOME SEC HLDGS INC    COM            109699108     2756   89505 SH       SOLE              89505
CHESAPEAKE ENERGY CORP       COM            165167107      304   10700 SH       SOLE              10700
CHEVRON CORP NEW             COM            166764100     1195   16965 SH       SOLE              16965
CISCO SYS INC                COM            17275R102     9525  404633 SH       SOLE             404633
COSTCO WHSL CORP NEW         COM            22160K105     7932  140685 SH       SOLE             140685
CVS CAREMARK CORPORATION     COM            126650100    11041  308920 SH       SOLE             308920
DEVON ENERGY CORP NEW        COM            25179M103     4331   64325 SH       SOLE              64325
EMERSON ELEC CO		     COM            291011104      706   17610 SH       SOLE              17610
ENTERPRISE PRODS PARTNERS L  COM            293792107     2768   97730 SH       SOLE              97730
EXXON MOBIL CORP             COM            30231G102      554    8075 SH       SOLE               8075
FRONTIER COMMUNICATIONS CORP COM            35906A108     1006  133400 SH       SOLE             133400
GENERAL ELECTRIC CO          COM            369604103      398   24215 SH       SOLE              24215
INTEL CORP		     COM	    458140100	   202	 10320 SH       SOLE              10320
INVESCO LTD                  SHS	    G491BT108     1894   83200 SH       SOLE              83200
ISHARES TR                   BARCLyS US AGG 464287226     2151   20500 SH       SOLE              20500
JOHNSON & JOHNSON            COM            478160104      275    4514 SH       SOLE               4514
KIMBERLY CLARK CORP	     COM	    494368103      484    8200 SH       SOLE               8200
KKR FINANCIAL HLDGS LLC      COM            48248A306      883  191041 SH       SOLE             191041
MASTERCARD INC		     CL A	    57636Q104     3923   19405 SH       SOLE              19405
NETEZZA CORP                 COM            64111N101     3860  343440 SH       SOLE             343440
NUANCE COMMUNICATIONS INC    COM            67020Y100     9128  610132 SH       SOLE             610132
PEPSICO INC                  COM            713448108     6253  106600 SH       SOLE             106600
PHARMACEUTICAL PROD DEV INC  COM            717124101     1309   59675 SH       SOLE              59675
PLAINS ALL AMERN PIPELINE L  COM	    726503105      324    7000 SH       SOLE               7000
PLUM CREEK TIMBER CO INC     COM            729251108     5828  190200 SH       SOLE             190200
SCHWAB CHARLES CORP NEW      COM            808513105     9521  497165 SH       SOLE             497165
VANGUARD TAX-MANAGED FD      EUROPE PAC ETF 921943858      480   14000 SH       SOLE              14000
WELLS FARGO & CO NEW         COM            949746101      602   21350 SH       SOLE              21350